Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowances	$ 599	$ 543
Accounts payable	15,377	14,247
Notes payable	9,670
Amounts due to Related party	178
Short-term loan	14,734	15,350
Accrued expenses and other current liabilities	24,295	21,302
Advance from customers	8,602	9,525
Deferred revenue	9,685	3,854
Income tax payable	452	254
Put option liability	2,040	1,830
Long-term loan	4,319	290
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	50,000,000,000,000	50,000,000,000,000
Ordinary shares, shares issued	794,003,193	794,003,193
Ordinary shares, shares outstanding	794,003,193	794,003,193
Consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited
Accounts payable
Notes payable
Amounts due to Related party
Short-term loan
Accrued expenses and other current liabilities	196	189
Advance from customers
Deferred revenue
Income tax payable	46	22
Put option liability
Long-term loan